Segment Reporting - Summary of Timing of Recognition of Group Revenue (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of performance obligations [line items]
Revenue	€ 327,698,465	€ 71,755,303	€ 76,442,505
Operating segments [member] | Proprietary development segment [member]
Disclosure of performance obligations [line items]
Revenue	278,630,000	34,286,000	53,610,000
Operating segments [member] | Partnered discovery segment [member]
Disclosure of performance obligations [line items]
Revenue	49,068,000	37,469,000	22,832,000
Operating segments [member] | Performance obligations satisfied at point in time [member] | Proprietary development segment [member]
Disclosure of performance obligations [line items]
Revenue	278,630,000	34,286,000	53,610,000
Operating segments [member] | Performance obligations satisfied at point in time [member] | Partnered discovery segment [member]
Disclosure of performance obligations [line items]
Revenue	48,808,000	36,984,000	22,268,000
Operating segments [member] | Performance obligations satisfied over time [member] | Proprietary development segment [member]
Disclosure of performance obligations [line items]
Revenue	0	0	0
Operating segments [member] | Performance obligations satisfied over time [member] | Partnered discovery segment [member]
Disclosure of performance obligations [line items]
Revenue	€ 260,000	€ 485,000	€ 564,000